Note 4 - Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	September 30,	December 31,
	2019	2018
Raw materials	$—	$79
Work in process	45	39
Finished goods	—	23
Total	$45	$141

	December 31,
	2018	2017
Raw materials	$79	$70
Work in process	39	92
Finished goods	23	29
Total	$141	$191